UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:        September 30, 2008
                                               -------------------------

 Check here if Amendment [_]; Amendment Number: ________________
  This Amendment (Check only one.): [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           Whippoorwill Associates, Incorporated
Address:        11 Martine Avenue, 11th Floor
                White Plains, New York 10606



 Form 13F File Number: 28-12334

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Shelley F. Greenhaus
Title:  President
Phone:  914-683-1002

 Signature, Place, and Date of Signing:

 Shelley F. Greenhaus               White Plains, New York      October 30, 2008
----------------------------        ----------------------      ----------------
     [Signature]                        [City, State]              [Date]

 Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:             0
                                       -------------

Form 13F Information Table Entry Total:        17
                                       -------------

Form 13F Information Table Value Total:    90,500
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



NONE

                                              FORM 13F INFORMATION TABLE

      COLUMN 1         COLUMN 2   COLUMN 3     COLUMN 4  COLUMN 5               COLUMN 6     COLUMN 7         COLUMN 8
      --------         --------   --------     --------  --------               --------     --------         --------
                                                                                                               VOTING
                         TITLE                   VALUE    SHRS OR    SH/  PUT/  INVESTMENT    OTHER           AUTHORITY
   NAME OF ISSUER      OF CLASS    CUSIP       (x $1000)  PRN AMT    PRN  CALL  DISCRETION   MANAGERS    SOLE  SHARED  NONE
   --------------      --------    -----       ---------  -------    ---  ----  ----------   --------    ----  ------  ----

ATP OIL & GAS CORP     COM         00208J 10 8  7,764     435,956     SH           SOLE                435,956
----------------------------------------------------------------------------------------------------------------------------------
AMBASSADORS INTL INC   COM         023178 10 6   303      152,025     SH           SOLE                152,025
----------------------------------------------------------------------------------------------------------------------------------
                       NOTE
                         3.750%
AMBASSADORS INTL INC     4/1       023178 AA 4  7,604    20,550,000  PRN           SOLE               20,550,000
----------------------------------------------------------------------------------------------------------------------------------
BRITANNIA BULK
  HOLDINGS INC         COM         Y0971E 10 7  7,450    1,374,475    SH           SOLE               1,374,475
----------------------------------------------------------------------------------------------------------------------------------
ENER1 INC              COM NEW     29267A 20 3  2,374     303,940     SH           SOLE                303,940
----------------------------------------------------------------------------------------------------------------------------------
HUNTSMAN CORP          COM         447011 10 7  7,036     558,400     SH           SOLE                558,400
----------------------------------------------------------------------------------------------------------------------------------
HUNTSMAN CORP          COM         447011 10 7  2,971     235,800     SH   CALL    SOLE                235,800
----------------------------------------------------------------------------------------------------------------------------------
NEXCEN BRANDS INC      COM         653351 10 6   111      397,935     SH           SOLE                397,935
----------------------------------------------------------------------------------------------------------------------------------
PILGRIMS PRIDE CORP    COM         721467 10 8  1,592     639,298     SH           SOLE                639,298
----------------------------------------------------------------------------------------------------------------------------------
PILGRIMS PRIDE CORP    COM         721467 10 8  1,537     617,300     SH   CALL    SOLE                617,300
----------------------------------------------------------------------------------------------------------------------------------
PILGRIMS PRIDE CORP    COM         721467 10 8  1,325     532,200     SH   PUT     SOLE                532,200
----------------------------------------------------------------------------------------------------------------------------------
PREMIER EXHIBITIONS    COM         74051E 10 2  1,442     802,941     SH           SOLE                802,941
  INC
----------------------------------------------------------------------------------------------------------------------------------
REVLON INC             CL A        761525 50 0  2,085     140,394     SH           SOLE                140,394
----------------------------------------------------------------------------------------------------------------------------------
SILICON GRAPHICS INC   COM NEW     827056 30 0 10,310   1,185,082     SH           SOLE               1,185,082
----------------------------------------------------------------------------------------------------------------------------------
SMITH & WESSON HLDG    COM         831756 10 1  2,620     700,656     SH           SOLE                700,656
  CORP
----------------------------------------------------------------------------------------------------------------------------------
TRAVELCENTERS OF
  AMERICA LLC          COM         894174 10 1  1,510     529,843     SH           SOLE                529,843
----------------------------------------------------------------------------------------------------------------------------------
                       SDCV
FLEETWOOD ENTERPRISES    5.000%
  INC                    12/1      339099 AD 5 32,466    33,907,000  PRN           SOLE               33,907,000
----------------------------------------------------------------------------------------------------------------------------------
